      [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

      FIXED INCOME FUNDS RETAIL CLASS


      PROSPECTUS

      DECEMBER 30, 1996,

      AS REVISED FEBRUARY 1, 1997

                  [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]
 One Financial Center . Boston, Massachusetts 02111 . (617) 482-2450

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

 RETAIL CLASS SHARES OF:

   LOOMIS SAYLES BOND FUND
   LOOMIS SAYLES GLOBAL BOND FUND
   LOOMIS SAYLES HIGH YIELD FUND
   LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
   LOOMIS SAYLES INVESTMENT GRADE BOND FUND
   LOOMIS SAYLES SHORT-TERM BOND FUND

                  PROSPECTUS               DECEMBER 30, 1996

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

  Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Yield Fund, Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles In-vestment Grade Bond Fund and Loomis Sayles Short-Term Bond Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are separately man-aged, no-load mutual funds, each of which has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  The Funds offer two classes of shares: a Retail Class that is described in this Prospectus, and an Institutional Class, with a higher investment minimum for certain categories of investors and bearing lower expenses, that is de-scribed in a separate prospectus. This Prospectus concisely describes the in-formation that an investor should know before investing in the Retail Class shares of any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated December 30, 1996 is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330. The Statement of Additional Information, which contains more detailed informa-tion about the Funds, has been filed with the Securities and Exchange Commis-sion (the "SEC") and is incorporated by reference into this Prospectus. To ob-tain more information about the Institutional Class of shares, please call the Distributor toll-free at 800-633-3330 or contact your financial intermediary.

  For information about:                    For all other information about
   .  Establishing an account               the Funds:
   .  Account procedures and status         CALL 800-633-3330
   .  Exchanges
   .  Shareholder services
  CALL 800-626-9390

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE LOOMIS SAYLES HIGH YIELD FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN LOWER-RATED SECURITIES, COMMONLY KNOWN AS "JUNK BONDS" AND MAY INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN SUCH SECURITIES. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD ASSESS CAREFULLY THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE HIGH YIELD FUND. SEE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS--LOWER RATED FIXED INCOME SECURITIES" AND "APPENDIX A."

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................   8
INVESTMENT OBJECTIVES AND POLICIES........................................   8
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  11
THE FUNDS' INVESTMENT ADVISER.............................................  20
FUND EXPENSES.............................................................  22
PORTFOLIO TRANSACTIONS....................................................  23
HOW TO PURCHASE SHARES....................................................  23
SHAREHOLDER SERVICES......................................................  25
HOW TO REDEEM SHARES......................................................  26
CALCULATION OF PERFORMANCE INFORMATION....................................  28
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  29
APPENDIX A
  DESCRIPTION OF BOND RATINGS............................................. A-1

                              SUMMARY OF EXPENSES

  The following information is provided to assist in understanding the various expenses that an investor in a Fund will bear indirectly. The information about each Fund shown below is based on annualized projected expenses of the Retail Class of shares for the current fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the Example should not be considered a representation of investment performance as actual performance will depend upon actual investment results and expenses of the particular Fund's portfolio.

                                                                  INTERMEDIATE
                                   BOND      GLOBAL    HIGH YIELD   MATURITY
                                 FUND/2/  BOND FUND/2/  FUND/2/   BOND FUND/2/
                                 -------- ------------ ---------- ------------
Shareholder Transaction Ex-
 penses:
 Maximum Sales Load Imposed on
  Purchases
  (as % of offering price)......   none       none        none        none
 Maximum Sales Load Imposed on
  Reinvested Dividends (as % of
  offering price)...............   none       none        none        none
 Maximum Deferred Sales Load (as
  % of original purchase price
  or redemption proceeds as
  applicable)...................   none       none        none        none
 Redemption Fees/1/.............   none       none       2.00%        none
 Exchange Fees..................   none       none        none        none
Annual Operating Expenses
 (as a percentage of net as-
 sets:)
 Management Fees................   .60%       .60%        .60%        .40%
 12b-1 Fees.....................   .25%       .25%        .25%        .25%
 Other Operating Expenses (after
  expense reimbursements where
  indicated).................... .15%/2/    .30%/2/     .15%/2/     .15%/2/
 Total Operating Expenses (after
  expense reimbursements where
  indicated).................... 1.00%/2/   1.15%/2/    1.00%/2/    .80%/2/
Example:
An investor would pay the
 following expenses on a $1,000
 investment assuming a 5% annual
 return (with a redemption at
 the end of each time period):
 One Year.......................   $10        $12         $30         $ 8
 Three Years....................    32         37          32          26
An investor would pay the
 following expenses on a $1,000
 investment (assuming a 5%
 annual return (without a
 redemption at the end of each
 time period):
 One Year.......................   $10        $12         $10         $ 8
 Three Years....................    32         37          32          26

                                                       INVESTMENT
                                                         GRADE      SHORT-TERM
                                                      BOND FUND/2/ BOND FUND/2/
                                                      ------------ ------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases
  (as % of offering price)..........................      none         none
 Maximum Sales Load Imposed on Reinvested Dividends
  (as % of offering price)..........................      none         none
 Deferred Sales Load (as % of original purchase
  price or redemption proceeds as applicable).......      none         none
 Redemption Fees/1/.................................      none         none
 Exchange Fees......................................      none         none
Annual Operating Expenses (as a percentage of net
 assets):
 Management Fees....................................      .40%         .25%
 12b-1 Fees.........................................      .25%         .25%
 Other Operating Expenses (after expense
  reimbursements where indicated)...................    .15%/2/      .25%/2/
 Total Operating Expenses (after expense
  reimbursements where indicated)...................    .80%/2/      .75%/2/
Example:
An investor would pay the following expenses on a
 $1,000 investment assuming a 5% annual return (with
 or without a redemption at the end of each time
 period):
 One Year...........................................      $ 8          $ 8
 Three Years........................................       26           24

-----------
/1/ A $5 charge applies to any wire transfer of redemption proceeds from any Fund. A 2.00% redemption fee applies with respect to shares of the High Yield Fund redeemed within one (1) year of purchase. Loomis Sayles may, in its discretion, waive redemption fees on shares of the High Yield Fund as set forth under the heading "How to Redeem Shares" if it determines that there are minimal brokerage and transaction costs incurred in connection with the redemption.
/2/ Other Operating Expenses in this table is based on estimated expenses for the Funds for the 1997 fiscal year after giving effect to expense reimbursements. No Retail Class shares of any of the Funds were outstanding as of the date of this Prospectus. Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses would be 0.19% and 1.04%, respectively, for the Bond Fund, 0.94% and 1.79%, respectively, for the Global Bond Fund, 1.34% and 2.19%, respectively, for the High Yield Fund, 1.47% and 2.12%, respectively, for the Intermediate Maturity Bond Fund, 1.47% and 2.12%, respectively, for the Investment Grade Bond Fund and 0.53% and 1.03%, respectively, for the Short-Term Bond Fund.

                             FINANCIAL HIGHLIGHTS
     (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND OUTSTANDING
                       THROUGHOUT THE INDICATED PERIODS)

  The information presented below for the six months ended June 30, 1996 is unaudited. The information presented below for prior periods is included in financial statements of the Funds that have been audited by Coopers & Lybrand L.L.P., independent accountants. The following information should be read in conjunction with the financial statements and the notes thereto contained in the Funds' 1996 Semiannual Report and 1995 Annual Report, which are incorporated by reference in the Statement of Additional Information. No Retail Class shares of any of the Funds, and no Institutional Class shares of the High Yield, Intermediate Maturity Bond or Investment Grade Bond Funds, were outstanding during the periods shown below. The information shown below is for Institutional Class shares of each indicated Fund; Retail Class shares bear higher expenses than Institutional Class shares, and are expected to have a lower total return than Institutional Class shares.

                                                  BOND FUND
                            ----------------------------------------------------------
                            SIX MONTHS                 YEAR
                               ENDED                  ENDED                   MAY 16*
                             JUNE 30,                DEC. 31,                    TO
                               1996      -----------------------------------  DEC. 31,
                            (UNAUDITED)    1995     1994     1993     1992      1991
                            -----------  --------  -------  -------  -------  --------
 Net asset value,
  beginning of period....    $  12.29    $  10.05  $ 11.37  $ 10.36  $ 10.23   $10.00
                             --------    --------  -------  -------  -------   ------
 Income from investment
  operations--
 Net investment income
  (loss).................        0.44        0.82     0.83     0.84     0.76     0.52
 Net realized and
  unrealized gain (loss)
  on investments.........       (0.37)       2.32    (1.29)    1.43     0.67     0.36
                             --------    --------  -------  -------  -------   ------
  Total from investment
   operations............        0.07        3.14    (0.46)    2.27     1.43     0.88
                             --------    --------  -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income......       (0.19)      (0.82)   (0.84)   (0.81)   (0.76)   (0.52)
 Distributions in excess
  of net investment
  income.................        0.00        0.00    (0.02)    0.00     0.00     0.00
 Distributions from net
  realized capital
  gains..................        0.00       (0.08)    0.00    (0.45)   (0.54)   (0.13)
                             --------    --------  -------  -------  -------   ------
  Total distributions....       (0.19)      (0.90)   (0.86)   (1.26)   (1.30)   (0.65)
                             --------    --------  -------  -------  -------   ------
 Net asset value, end of
  period.................    $  12.17    $  12.29  $ 10.05  $ 11.37  $ 10.36   $10.23
                             ========    ========  =======  =======  =======   ======
 Total return (%)........         0.6        32.0     (4.1)    22.2     14.3      8.9
 Net assets, end of pe-
  riod (000).............    $337,258    $255,710  $82,985  $64,222  $18,472   $9,922
 Rate of operating
  expenses to average net
  assets (%).............        0.78**      0.79     0.84     0.94     1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%).............        7.98**      8.34     7.92     8.26     7.50     8.97**
 Portfolio turnover rate
  (%)....................          58**        35       87      170      101      126**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have been
  (%)....................        0.78**      0.79     0.84     0.94     1.55     1.78**
 Net investment income
  per share would have
  been...................    $   0.44    $   0.82  $  0.83  $  0.84  $  0.70   $ 0.47

-----------
* Commencement of operations.
** Computed on an annualized basis.

                                             GLOBAL BOND FUND
                            -------------------------------------------------------
                            SIX MONTHS
                               ENDED                                       MAY 16*
                             JUNE 30,        YEAR ENDED DEC. 31,              TO
                               1996     ---------------------------------  DEC. 31,
                            (UNAUDITED)  1995     1994     1993     1992     1991
                            ----------- -------  -------  -------  ------  --------
 Net asset value,
  beginning of period....     $ 11.39   $  9.82  $ 11.06  $ 10.32  $11.38   $10.00
                              -------   -------  -------  -------  ------   ------
 Income from investment
  operations--
 Net investment income
  (loss).................        0.39      1.04     0.67     0.54    0.70     0.37
 Net realized and
  unrealized gain (loss)
  on investments.........        0.26      1.31    (1.63)    0.96   (0.60)    1.31
                              -------   -------  -------  -------  ------   ------
  Total from investment
   operations............        0.65      2.35    (0.96)    1.50    0.10     1.68
                              -------   -------  -------  -------  ------   ------
 Less distributions--
 Dividends from net
  investment income......        0.00     (0.78)   (0.04)   (0.49)  (0.77)   (0.30)
 Distributions from net
  realized capital
  gains..................        0.00      0.00     0.00    (0.27)  (0.39)    0.00
 Distributions from
  capital................        0.00      0.00    (0.24)    0.00    0.00     0.00
                              -------   -------  -------  -------  ------   ------
  Total distributions....        0.00     (0.78)   (0.28)   (0.76)  (1.16)   (0.30)
                              -------   -------  -------  -------  ------   ------
 Net asset value, end of
  period.................     $ 12.04   $ 11.39  $  9.82  $ 11.06  $10.32   $11.38
                              =======   =======  =======  =======  ======   ======
 Total return (%)........         5.7      23.9     (8.7)    14.6     0.8     16.9
 Net assets, end of
  period (000)...........     $11,633   $10,304  $25,584  $21,378  $9,968   $4,308
 Ratio of operating
  expenses to average net
  assets (%).............        1.50**    1.50     1.30     1.50    1.50     1.50**
 Ratio of net investment
  income to average net
  assets (%).............        6.66**    8.17     7.02     5.54    6.99     6.81**
 Portfolio turnover rate
  (%)....................         147**     148      153      150      72      137**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have
  been (%)...............        2.35**    1.69     1.30     1.51    2.58     3.99**
 Net investment income
  per share would have
  been...................     $  0.34   $  1.02  $  0.67  $  0.54  $ 0.59   $ 0.23

-----------
 * Commencement of operations.
** Computed on an annualized basis.

                                           SHORT-TERM BOND FUND
                             ----------------------------------------------------
                             SIX MONTHS
                                ENDED                               MAY 16*
                              JUNE 30,     YEAR ENDED DEC. 31,         TO
                                1996     -------------------------  DEC. 31,
                             (UNAUDITED)  1995     1994     1993      1992
                             ----------- -------  -------  -------  --------
 Net asset value,
  beginning of period.....     $  9.81   $  9.46  $  9.95  $  9.87   $10.00
                               -------   -------  -------  -------   ------
 Income from investment
  operations--
 Net investment income....        0.27      0.63     0.66     0.59     0.22
 Net realized and
  unrealized gain (loss)
  on investments..........       (0.18)     0.35    (0.49)    0.08    (0.13)
                               -------   -------  -------  -------   ------
  Total from investment
   operations.............        0.09      0.98     0.17     0.67     0.09
                               -------   -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income.......       (0.27)    (0.63)   (0.66)   (0.59)   (0.22)
 Distributions from net
  realized capital gains..        0.00      0.00     0.00     0.00     0.00
                               -------   -------  -------  -------   ------
  Total distributions.....       (0.27)    (0.63)   (0.66)   (0.59)   (0.22)
                               -------   -------  -------  -------   ------
 Net asset value, end of
  period..................     $  9.63   $  9.81  $  9.46  $  9.95   $ 9.87
                               =======   =======  =======  =======   ======
  Total return (%)........         0.9      10.6      1.8      7.0      0.9
 Net assets, end of period
  (000)...................     $19,063   $26,039  $19,440  $15,226   $5,121
 Ratio of operating
  expenses to average net
  assets (%)..............        1.00**    1.00     1.00     1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%)..............        5.59**    6.46     6.88     5.97     5.49**
 Portfolio turnover rate
  (%).....................          95**     214       34       81       31**
 Without giving effect to
  voluntary expense
  limitations:............        1.12**    1.03     1.33     1.55     3.74**
 The ratios of operating
  expenses to average net
  assets would have been
  (%).....................     $  0.26   $  0.62  $  0.63  $  0.54   $ 0.11
 Net investment income per
  share would have been...

-----------
 * Commencement of operations.
** Computed on an annualized basis.

NOTE: Further information about each Fund's performance is contained in the Funds' semiannual and annual reports to shareholders, which may be ob-tained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its assets in securities of other foreign issuers. The Fund may also invest up to 35% of its assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of December 31, 1995 in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") were as follows: "AAA"/"Aaa"-- 13.2%; "AA"/"Aa"--9.2%; "A"/"A"--10.9%; "BBB"/"Baa"--32.3%; "BB"/"Ba"--12.0%;
"B"/"B"--12.7%; "CCC"/"Caa"--9.7%.

LOOMIS SAYLES GLOBAL BOND FUND

  The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

  The Fund seeks to achieve its objective by investing primarily in investment grade fixed income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

LOOMIS SAYLES HIGH YIELD FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks and up to 10% of its assets may be invested in common stocks. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers.

  The Fund will normally invest at least 65% of its assets in fixed income securities of below investment grade quality (commonly referred to as "junk bonds").

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 90% of its assets in fixed income securities of investment grade quality and to maintain an average dollar weighted maturity of between three and ten years. For purposes of the 90% test, a security will be treated as being of investment grade quality if it is rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may also invest up to 10% of its assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions, and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 65% of its total assets in fixed income securities of investment grade quality. Up to 20% of the Fund's total assets may be invested in preferred stocks. The Fund may also invest up to 10% of its assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of other foreign issuers.

LOOMIS SAYLES SHORT-TERM BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest up to 20% of its assets in securities of foreign issuers.

  In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average dollar-weighted maturity of between one and three years.

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

     MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  Each of the Funds may invest in fixed income securities of any maturity, although the Short-Term Bond Fund expects to maintain an average weighted maturity of less than three years, and the Intermediate Maturity Bond Fund expects to maintain an average weighted maturity of between three and ten years. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile.

LOWER RATED FIXED INCOME SECURITIES

  Each Fund may invest a portion of its assets in securities rated below investment grade (commonly referred to as "junk bonds"). The Bond Fund may invest up to 35%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Investment Grade Bond and Intermediate Maturity Bond Funds each may invest up to 10% and the High Yield Fund will normally invest at least

65% of its assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  Each Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  All of the Funds may invest in mortgage-backed securities, such as GNMA or Federal National Mortgage Association certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

COLLATERALIZED MORTGAGE OBLIGATIONS

  All of the Funds may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  All of the Funds may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Short-Term Bond Fund will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. Each of the Bond, Intermediate Maturity Bond and Investment Grade Bond Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets. The High Yield Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Funds may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses. In addition, each Fund's ability to engage in currency hedging transactions may be limited by tax considerations.

SWAP TRANSACTIONS

  The Funds may enter into interest rate or currency swaps. The Funds will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Funds may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S.

markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Intermediate Maturity Bond and Investment Grade Bond Funds may lend their portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. Loomis Sayles' general partner is indirectly owned by New England Investment Companies, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

  As of December 20, 1996, the Loomis-Sayles Funded Pension Plan owned 27% of the Global Bond Fund and may be deemed to control the Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991, as the portfolio manager of the High Yield Fund since its commencement of investment operations in 1996, and as the portfolio manager of the Investment Grade Bond Fund since its commencement of investment operations in 1997. Kathleen C. Gaffney has served as associate portfolio manager of the High Yield Fund since its commencement of investment operations in 1996. E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Global Bond Fund since its commencement of investment operations in 1991. Anthony J. Wilkins, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Intermediate Maturity Bond Fund since its commencement of investment operations in 1997. John Hyll, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Short-Term Bond Fund since its commencement of investment operations in 1992. Each of the foregoing has been employed by Loomis Sayles for at least five years.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee. This fee is at the following annual percentage rate of the Fund's average daily net assets:

   FUND                                                                 FEE RATE
   ----                                                                 --------
   Bond................................................................   .60%
   Global Bond.........................................................   .60%
   High Yield..........................................................   .60%
   Intermediate Maturity Bond..........................................   .40%
   Investment Grade Bond...............................................   .40%
   Short-Term Bond.....................................................   .25%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total annual operating expenses to 1.00% of the average net assets of the Bond and High Yield Funds, to 1.15% of the average net assets of the Global Bond Fund, to .80% of the average net assets of the Intermediate Maturity Bond and Investment Grade Bond Funds, and to .75% of the average net assets of the Short-Term Bond Fund. Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, each of the Funds pays the Distributor, a subsidiary of Loomis Sayles, a monthly distribution fee at an annual rate not to exceed 0.25% of the Fund's average net assets attributable to the Retail Shares. The Distributor may pay all or any portion of the Distribution Fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares of the Funds, or for providing personal services to investors in Retail Class shares of the Funds and/or the maintenance of accounts, and may retain all or any portion of the Distribution Fee as compensation for the Distributor's services as principal underwriter of the Retail Class shares of the Funds.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to
 .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains. Although it is not possible to predict the portfolio turnover rate with certainty, Loomis Sayles does not expect the portfolio turnover rate of the High Yield, Intermediate Maturity Bond and Investment Grade Bond Funds to exceed 60%, 100%, and 60%, respectively.

  Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Funds. Subject to seeking best price and execution, Loomis Sayles may allocate these transactions to brokers or dealers whose customers have invested in the Trust.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services P.O. Box 8314 Boston,
      Massachusetts 02266-8314 Attn: Loomis Sayles Funds

  The minimum initial investment for retail class of the Funds' shares ("Retail Shares") is $250,000 in that Fund. This minimum initial investment does not apply to purchases through financial intermediaries including, but not limited to, certain financial advisers, broker dealers, 401(k) alliances, wrap programs, no transaction fee programs, bank trust departments, financial consultants and insurance companies. The minimum initial investment will also be waived for shareholders who invest less than $250,000 but sign a letter of intent stating their intention to bring their balance to $250,000 in six months or less. Loomis Sayles reserves the right to redeem, at net asset value, the accounts of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities. In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 800-633-3330.

  All purchases made by check should be in U.S. dollars and made payable to the Loomis Sayles Funds or State Street Bank and Trust Company. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank and Trust Company ("State Street Bank"), opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "$ amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and Retail Class), DDA #9904-622-9, Shareholder Name, Shareholder Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund also offers an Institutional Class of shares that has a $1 million minimum investment for certain investors and bears lower expenses. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Retail Class shares of any Fund may be exchanged for Retail Class shares of any other Fund (or any other fund that is a series of Loomis Sayles Funds and that offers Retail Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. Exchanges of shares of the High Yield Fund purchased within one year before such exchanges will be subject to a redemption fee of 2.00% of the amount exchanged. For purposes of determining whether a redemption fee is payable with respect to shares of the High Yield Fund purchased by exchange of shares of another Fund, the one year period shall be deemed to begin on the date of such purchase by exchange.

  RETIREMENT PLANS. Institutional Class shares of the Funds may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Shareholders requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  If an investor has requested certificates for the investment, the investor must enclose the certificates and a properly completed redemption form or stock power. The Funds recommend that certificates be sent by registered mail.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the High Yield Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that Fund purchased within one (1) year of such redemption. Loomis Sayles, in its discretion, may waive the 2.00% redemption fee with respect to shares of the High Yield Fund.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  Yield is based on the price of the shares but does not reflect any redemption fee in the case of the High Yield Fund.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Bond, High Yield, Intermediate Maturity Bond and Investment Grade Bond Funds declare and pay dividends quarterly; the Global Bond Fund declares and pays its net investment income to shareholders as dividends annually; the Short-Term Bond Fund declares dividends daily and makes payments monthly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

  Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  An investor's income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  Each Fund is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      Aaa

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      Baa

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      Ba

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      Ca

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER Loomis, Sayles &
Company, L.P. One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR Loomis Sayles Distributors,
L.P. One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS State Street Bank and
Trust Company Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR STATE
STREET BANK AND TRUST COMPANY Boston
Financial Data Services, Inc. P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL Ropes & Gray One
International Place Boston, Massachusetts
02110

INDEPENDENT ACCOUNTANTS Coopers & Lybrand
L.L.P. One Post Office Square Boston,
Massachusetts 02109

                  [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

      [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]

      FIXED INCOME FUNDS INSTITUTIONAL CLASS


      PROSPECTUS

      DECEMBER 30, 1996,

      AS REVISED FEBRUARY 1, 1997

                  [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]
 ONE FINANCIAL CENTER . BOSTON, MASSACHUSETTS 02111 . (617) 482-2450

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

 INSTITUTIONAL CLASS SHARES OF:

  LOOMIS SAYLES BOND FUND
  LOOMIS SAYLES GLOBAL BOND FUND
  LOOMIS SAYLES HIGH YIELD FUND
  LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND
  LOOMIS SAYLES INVESTMENT GRADE BOND FUND
  LOOMIS SAYLES MUNICIPAL BOND FUND
  LOOMIS SAYLES SHORT-TERM BOND FUND
  LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

PROSPECTUS                                                    DECEMBER 30, 1996

THE LOOMIS SAYLES FUNDS--FIXED INCOME FUNDS

  Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Yield Fund, Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles In-vestment Grade Bond Fund, Loomis Sayles Municipal Bond Fund, Loomis Sayles Short-Term Bond Fund and Loomis Sayles U.S. Government Securities Fund (the "Funds" and each a "Fund"), each a series of Loomis Sayles Funds, are sepa-rately managed, no-load mutual funds, each of which has its own investment ob-jective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

  The Funds (other than Loomis Sayles Municipal Bond Fund and Loomis Sayles U.S. Government Securities Fund) offer two classes of shares: an Institutional Class that is described in this Prospectus and a Retail Class, with a lower investment minimum for certain categories of investors and bearing higher ex-penses, that is described in a separate prospectus. This Prospectus concisely describes the information that an investor should know before investing in the Institutional Class shares of any Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated December 30, 1996 is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or tel-ephone 800-633-3330. The Statement of Additional Information, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. To obtain more information about the Retail Class of shares, please call the Distributor toll-free at 800-633-3330 or contact your finan-cial intermediary.

  For information about:                    For all other information about
   .  Establishing an account               the Funds:
   .  Account procedures and status         CALL 800-633-3330
   .  Exchanges
   .  Shareholder services
  CALL 800-626-9390

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE LOOMIS SAYLES HIGH YIELD FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN LOWER-RATED SECURITIES, COMMONLY KNOWN AS "JUNK BONDS" AND MAY INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN SUCH SECURITIES. INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND NON-PAYMENT OF INTEREST. INVESTORS SHOULD ASSESS CAREFULLY THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE HIGH YIELD FUND. SEE "MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS--LOWER RATED FIXED INCOME SECURITIES" AND "APPENDIX A."

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SUMMARY OF EXPENSES.......................................................   3
FINANCIAL HIGHLIGHTS......................................................   5
THE TRUST.................................................................  10
INVESTMENT OBJECTIVES AND POLICIES........................................  10
MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS.....  14
THE FUNDS' INVESTMENT ADVISER.............................................  24
FUND EXPENSES.............................................................  25
PORTFOLIO TRANSACTIONS....................................................  25
HOW TO PURCHASE SHARES....................................................  26
SHAREHOLDER SERVICES......................................................  29
HOW TO REDEEM SHARES......................................................  29
CALCULATION OF PERFORMANCE INFORMATION....................................  32
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES...........................  32
APPENDIX A
  DESCRIPTION OF BOND RATINGS............................................. A-1

                              SUMMARY OF EXPENSES

  The following information is provided to assist in understanding the various expenses that an investor in a Fund will bear indirectly. Except in the case of the High Yield, Intermediate Maturity Bond and Investment Grade Bond Funds, the information is based on expenses of the Institutional Class of shares for the Funds' fiscal year ended December 31, 1995. The High Yield Fund did not commence investment operations until 1996, and the Intermediate Maturity Bond and Investment Grade Bond Funds had not commenced investment operations at the date of this prospectus; the information about these Funds shown below is based on annualized projected expenses of the Institutional Class of shares for the 1997 fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the assumed 5% annual return in the Example should not be considered a representation of investment performance as actual performance will depend upon actual investment results and expenses of the particular Fund's portfolio.

                                    GLOBAL      HIGH      INTERMEDIATE INVESTMENT  MUNICIPAL
                          BOND       BOND       YIELD       MATURITY   GRADE BOND    BOND
                         FUND/2/    FUND/2/    FUND/3/    BOND FUND/3/  FUND/3/     FUND/2/
                         -------    -------    -------    ------------ ----------  ---------
Shareholder Transaction
 Expenses:
 Maximum Sales Load
  Imposed on Purchases
  (as % of offering
  price)................  none       none       none          none        none       none
 Maximum Sales Load
  Imposed on Reinvested
  Dividends (as % of
  offering price).......  none       none       none          none        none       none
 Maximum Deferred Sales
  Load (as % of original
  purchase price or
  redemption proceeds as
  applicable)...........  none       none       none          none        none       none
 Redemption Fees/1/.....  none       none       2.00%         none        none       none
 Exchange Fees..........  none       none       none          none        none       none
Annual Operating
 Expenses (as a
 percentage of net
 assets):
 Management Fees........   .60%       .60%/2/    .60%          .40%        .40%       .40%/2/
 12b-1 Fees.............  none       none       none          none        none       none
 Other Operating
  Expenses (after
  expense reimbursements
  where indicated)......   .15%/2/    .30%/2/    .15%/3/       .15%/3/     .15%/3/    .20%/2/
 Total Operating
  Expenses (after
  expense reimbursements
  where indicated)......   .75%/2/    .90%/2/    .75%/3/       .55%/3/     .55%/3/    .60%/2/
Example/4/:
An investor would pay
 the following expenses
 on a $1,000 investment
 assuming a 5% annual
 return (with a
 redemption at the end
 of each time period):
 One Year...............   $ 8       $  9        $28           $ 6         $ 6        $ 6
 Three Years............    24         29         24            18          18         19
 Five Years.............    42         50                                              33
 Ten Years..............    93        111                                              75
An investor would pay
 the following expenses
 on a $1,000 investment
 assuming a 5% annual
 return (without a
 redemption at the end
 of each time period):
 One Year...............   $ 8       $  9        $ 8           $ 6         $ 6        $ 6
 Three Years............    24         29         24            18          18         19
 Five Years.............    42         50                                              33
 Ten Years..............    93        111                                              75

                                                                        U.S.
                                                         SHORT-TERM  GOVERNMENT
                                                            BOND     SECURITIES
                                                          FUND/2/     FUND/2/
                                                         ----------  ----------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed on Purchases (as % of
  offering price)......................................     none        none
 Maximum Sales Load Imposed on Reinvested Dividends (as
  % of offering price).................................     none        none
 Deferred Sales Load (as % of original purchase price
  or redemption proceeds as applicable)................     none        none
 12b-1 Fees............................................     none        none
 Redemption Fees/1/....................................     none        none
 Exchange Fees.........................................     none        none
Annual Operating Expenses (as a percentage of net
 assets):
 Management Fees.......................................      .25%/2/     .40%/2/
 Other Operating Expenses (after expense reimbursements
  where indicated).....................................      .25%/2/     .20%/2/
 Total Operating Expenses (after expense reimbursements
  where indicated).....................................      .50%/2/     .60%/2/
Example/4/:
An investor would pay the following expenses on a
 $1,000 investment assuming a 5% annual return (with or
 without a redemption at the end of each time period):
 One Year..............................................      $ 5         $ 6
 Three Years...........................................       16          19
 Five Years............................................       28          33
 Ten Years.............................................       63          75

-----------
/1/ A $5 charge applies to any wire transfer of redemption proceeds from any Fund. A 2.00% redemption fee applies with respect to shares of the High
  Yield Fund redeemed within one (1) year of purchase. Loomis Sayles may, in its discretion, waive redemption fees on shares of the High Yield Fund as set forth under the heading "How to Redeem Shares" if it determines that there are minimal brokerage and transaction costs incurred in connection with the redemption.
/2/ The expenses are based on actual expenses for the Funds for the fiscal year ended December 31, 1995, except for the effect of management fee reductions on all Funds other than the Bond Fund. The management fees shown in the table have been restated to reflect a reduction effective January 1, 1997 in the management fees payable to Loomis Sayles. Management fee rates in effect through December 31, 1996 were 0.75% for the Global Bond Fund, 0.60% for the Municipal Bond Fund, 0.50% for the Short-Term Bond Fund and 0.60% for the U.S. Government Securities Fund. Loomis Sayles has voluntarily agreed, for an indefinite period, to limit these Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Operating Expenses and Total Operating Expenses would have been 0.19% and 0.79%, respectively, for the Bond Fund, 0.94% and 1.54%, respectively, for the Global Bond Fund, 1.42% and 1.82%, respectively, for the Municipal Bond Fund, 0.53% and 0.78%, respectively, for the Short Term Bond Fund and 0.62% and 1.02%, respectively, for the U.S. Government Securities Fund.
/3/ Other Operating Expenses is based on estimated expenses for the Funds for the 1997 fiscal year after giving effect to expense reimbursements. Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Funds' Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, estimated Other Operating Expenses and Total Operating Expenses would be 1.34% and 1.94%, respectively, for the High
  Yield Fund, 1.47% and 1.87%, respectively, for the Intermediate Maturity
  Bond Fund and 1.47% and 1.87%, respectively, for the Investment Grade Bond
  Fund.
/4/ Under SEC rules, new funds are required to show expenses for the one- and three-year periods only.

                             FINANCIAL HIGHLIGHTS
     (FOR AN INSTITUTIONAL CLASS SHARE OF EACH INDICATED FUND OUTSTANDING
                       THROUGHOUT THE INDICATED PERIODS)
  The information presented below for the six months ended June 30, 1996 is unaudited. The information presented below for prior periods is included in financial statements of the Funds that have been audited by Coopers & Lybrand L.L.P., independent accountants. The following information should be read in conjunction with the financial statements and the notes thereto contained in the Funds' 1996 Semiannual Report and the "Report of Independent Accountants," financial statements and notes thereto contained in the Funds' 1995 Annual Report, which are incorporated by reference in this Prospectus, and the Statement of Additional Information. No Institutional Class shares of the High Yield Fund, Intermediate Maturity Bond Fund and Investment Grade Bond Fund were outstanding during the periods shown.

                                                  BOND FUND
                            ----------------------------------------------------------
                            SIX MONTHS
                               ENDED                                          MAY 16*
                             JUNE 30,          YEAR ENDED DEC. 31,               TO
                               1996      -----------------------------------  DEC. 31,
                            (UNAUDITED)    1995     1994     1993     1992      1991
                            -----------  --------  -------  -------  -------  --------
 Net asset value,
  beginning of period....    $  12.29    $  10.05  $ 11.37  $ 10.36  $ 10.23   $10.00
                             --------    --------  -------  -------  -------   ------
 Income from investment
  operations--
 Net investment income
  (loss).................        0.44        0.82     0.83     0.84     0.76     0.52
 Net realized and
  unrealized gain (loss)
  on investments.........       (0.37)       2.32    (1.29)    1.43     0.67     0.36
                             --------    --------  -------  -------  -------   ------
  Total from investment
   operations............        0.07        3.14    (0.46)    2.27     1.43     0.88
                             --------    --------  -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income......       (0.19)      (0.82)   (0.84)   (0.81)   (0.76)   (0.52)
 Distributions in excess
  of net investment
  income.................        0.00        0.00    (0.02)    0.00     0.00     0.00
 Distributions from net
  realized capital
  gains..................        0.00       (0.08)    0.00    (0.45)   (0.54)   (0.13)
                             --------    --------  -------  -------  -------   ------
  Total distributions....       (0.19)      (0.90)   (0.86)   (1.26)   (1.30)   (0.65)
                             --------    --------  -------  -------  -------   ------
 Net asset value, end of
  period.................    $  12.17    $  12.29  $ 10.05  $ 11.37  $ 10.36   $10.23
                             ========    ========  =======  =======  =======   ======
 Total return (%)........         0.6        32.0     (4.1)    22.2     14.3      8.9
 Net assets, end of
  period (000)...........    $337,258    $255,710  $82,985  $64,222  $18,472   $9,922
 Ratio of operating
  expenses to average net
  assets (%).............        0.78**      0.79     0.84     0.94     1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%).............        7.98**      8.34     7.92     8.26     7.50     8.97**
 Portfolio turnover rate
  (%)....................          58**        35       87      170      101      126**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have been
  (%)....................        0.78**      0.79     0.84     0.94     1.55     1.78**
 Net investment income
  per share would have
  been...................    $   0.44    $   0.82  $  0.83  $  0.84  $  0.70   $ 0.47

-----------
 * Commencement of operations.
** Computed on an annualized basis.

                                             GLOBAL BOND FUND
                            -------------------------------------------------------
                            SIX MONTHS
                               ENDED                                       MAY 16*
                             JUNE 30,        YEAR ENDED DEC. 31,              TO
                               1996     ---------------------------------  DEC. 31,
                            (UNAUDITED)  1995     1994     1993     1992     1991
                            ----------- -------  -------  -------  ------  --------
 Net asset value,
  beginning of period....     $ 11.39   $  9.82  $ 11.06  $ 10.32  $11.38   $10.00
                              -------   -------  -------  -------  ------   ------
 Income from investment
  operations--
 Net investment income
  (loss).................        0.39      1.04     0.67     0.54    0.70     0.37
 Net realized and
  unrealized gain (loss)
  on investments.........        0.26      1.31    (1.63)    0.96   (0.60)    1.31
                              -------   -------  -------  -------  ------   ------
  Total from investment
   operations............        0.65      2.35    (0.96)    1.50    0.10     1.68
                              -------   -------  -------  -------  ------   ------
 Less distributions--
 Dividends from net
  investment income......        0.00     (0.78)   (0.04)   (0.49)  (0.77)   (0.30)
 Distributions from net
  realized capital
  gains..................        0.00      0.00     0.00    (0.27)  (0.39)    0.00
 Distributions from
  capital................        0.00      0.00    (0.24)    0.00    0.00     0.00
                              -------   -------  -------  -------  ------   ------
  Total distributions....        0.00     (0.78)   (0.28)   (0.76)  (1.16)   (0.30)
                              -------   -------  -------  -------  ------   ------
 Net asset value, end of
  period.................     $ 12.04   $ 11.39  $  9.82  $ 11.06  $10.32   $11.38
                              =======   =======  =======  =======  ======   ======
 Total return (%)........         5.7      23.9     (8.7)    14.6     0.8     16.9
 Net assets, end of
  period (000)...........     $11,633   $10,304  $25,584  $21,378  $9,968   $4,308
 Ratio of operating
  expenses to average net
  assets (%).............        1.50**    1.50     1.30     1.50    1.50     1.50**
 Ratio of net investment
  income to average net
  assets (%).............        6.66**    8.17     7.02     5.54    6.99     6.81**
 Portfolio turnover rate
  (%)....................         147**     148      153      150      72      137**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have been
  (%)....................        2.35**    1.69     1.30     1.51    2.58     3.99**
 Net investment income
  per share would have
  been...................     $  0.34   $  1.02  $  0.67  $  0.54  $ 0.59   $ 0.23

-----------
 * Commencement of operations.
** Computed on an annualized basis.

                                          MUNICIPAL BOND FUND
                            ----------------------------------------------------
                            SIX MONTHS
                               ENDED                                    MAY 16*
                             JUNE 30,       YEAR ENDED DEC. 31,            TO
                               1996     ------------------------------  DEC. 31,
                            (UNAUDITED)  1995    1994    1993    1992     1991
                            ----------- ------  ------  ------  ------  --------
 Net asset value,
  beginning of period....     $11.53    $10.41  $11.54  $10.95  $10.55   $10.00
                              ------    ------  ------  ------  ------   ------
 Income from investment
  operations--
 Net investment income
  (loss).................       0.26      0.52    0.52    0.51    0.51     0.24
 Net realized and
  unrealized gain (loss)
  on investments.........      (0.43)     1.16   (1.13)   0.74    0.46     0.56
                              ------    ------  ------  ------  ------   ------
  Total from investment
   operations............      (0.17)     1.68   (0.61)   1.25    0.97     0.80
                              ------    ------  ------  ------  ------   ------
 Less distributions--
 Dividends from net
  investment income......      (0.26)    (0.52)  (0.52)  (0.51)  (0.51)   (0.23)
 Distributions from net
  realized capital
  gains..................       0.00     (0.04)   0.00   (0.15)  (0.06)   (0.02)
                              ------    ------  ------  ------  ------   ------
  Total distributions....      (0.26)    (0.56)  (0.52)  (0.66)  (0.57)   (0.25)
                              ------    ------  ------  ------  ------   ------
 Net asset value, end of
  period.................     $11.10    $11.53  $10.41  $11.54  $10.95   $10.55
                              ======    ======  ======  ======  ======   ======
 Total return (%)........       (1.5)     16.5    (5.4)   11.6     9.4      8.1
 Net assets, end of
  period (000)...........     $7,907    $7,961  $7,270  $5,160  $2,200   $  706
 Ratio of operating
  expenses to average net
  assets (%).............       1.00**    1.00    1.00    1.00    1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%).............       4.62**    4.72    4.79    4.50    4.81     5.03**
 Portfolio turnover rate
  (%)....................         29**      41      28      36      32       26**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have been
  (%)....................       2.53**    2.02    2.37    3.22    7.65    21.58**
 Net investment income
  per share would have
  been...................     $ 0.17    $ 0.41  $ 0.37  $ 0.26  $(0.19)  $(0.74)

-----------
 * Commencement of operations.
** Computed on an annualized basis.

                                           SHORT-TERM BOND FUND
                             ----------------------------------------------------
                             SIX MONTHS
                                ENDED                               MAY 16*
                              JUNE 30,     YEAR ENDED DEC. 31,         TO
                                1996     -------------------------  DEC. 31,
                             (UNAUDITED)  1995     1994     1993      1992
                             ----------- -------  -------  -------  --------
 Net asset value,
  beginning of period.....     $  9.81   $  9.46  $  9.95  $  9.87   $10.00
                               -------   -------  -------  -------   ------
 Income from investment
  operations --
 Net investment income....        0.27      0.63     0.66     0.59     0.22
 Net realized and
  unrealized gain (loss)
  on investments..........       (0.18)     0.35    (0.49)    0.08    (0.13)
                               -------   -------  -------  -------   ------
  Total from investment
   operations.............        0.09      0.98     0.17     0.67     0.09
                               -------   -------  -------  -------   ------
 Less distributions--
 Dividends from net
  investment income.......       (0.27)    (0.63)   (0.66)   (0.59)   (0.22)
 Distributions from net
  realized capital gains..        0.00      0.00     0.00     0.00     0.00
                               -------   -------  -------  -------   ------
  Total distributions.....       (0.27)    (0.63)   (0.66)   (0.59)   (0.22)
                               -------   -------  -------  -------   ------
 Net asset value, end of
  period..................     $  9.63   $  9.81  $  9.46  $  9.95   $ 9.87
                               =======   =======  =======  =======   ======
 Total return (%).........         0.9      10.6      1.8      7.0      0.9
 Net assets, end of period
  (000)...................     $19,063   $26,039  $19,440  $15,226   $5,121
 Ratio of operating
  expenses to average net
  assets (%)..............        1.00**    1.00     1.00     1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%)..............        5.59**    6.46     6.88     5.97     5.49**
 Portfolio turnover rate
  (%).....................          95**     214       34       81       31**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have been
  (%).....................        1.12**    1.03     1.33     1.55     3.74**
 Net investment income per
  share would have been...     $  0.26   $  0.62  $  0.63  $  0.54   $ 0.11

-----------
 * Commencement of operations.
** Computed on an annualized basis.

                                      U.S. GOVERNMENT SECURITIES FUND
                            --------------------------------------------------------
                            SIX MONTHS
                               ENDED                                        MAY 16*
                             JUNE 30,         YEAR ENDED DEC. 31,              TO
                               1996     ----------------------------------  DEC. 31,
                            (UNAUDITED)  1995     1994     1993     1992      1991
                            ----------- -------  -------  -------  -------  --------
 Net asset value,
  beginning of period....     $ 10.64   $  9.22  $ 10.53  $ 10.45  $ 10.77   $10.00
                              -------   -------  -------  -------  -------   ------
 Income from investment
  operations--
  Net investment income..        0.33      0.66     0.64     0.64     0.64     0.40
  Net realized and
   unrealized gain (loss)
   on investments........       (0.83)     1.42    (1.30)    1.00     0.27     1.11
                              -------   -------  -------  -------  -------   ------
  Total from investment
   operations............       (0.50)     2.08    (0.66)    1.64     0.91     1.51
                              -------   -------  -------  -------  -------   ------
 Less distributions--
  Dividends from net
   investment income.....       (0.16)    (0.66)   (0.65)   (0.65)   (0.59)   (0.40)
  Distributions from net
   realized capital
   gains.................        0.00      0.00     0.00    (0.91)   (0.64)   (0.34)
                              -------   -------  -------  -------  -------   ------
  Total distributions....       (0.16)    (0.66)   (0.65)   (1.56)   (1.23)   (0.74)
                              -------   -------  -------  -------  -------   ------
 Net asset value, end of
  period.................     $  9.98   $ 10.64  $  9.22  $ 10.53  $ 10.45   $10.77
                              =======   =======  =======  =======  =======   ======
 Total return (%)........        (4.7)     23.0     (6.3)    15.7      8.8     15.3
 Net assets, end of
  period (000)...........     $22,212   $19,499  $17,341  $18,317  $10,899   $6,248
 Ratio of operating
  expenses to average net
  assets (%).............        1.00**    1.00     1.00     1.00     1.00     1.00**
 Ratio of net investment
  income to average net
  assets (%).............        6.38**    6.47     6.60     5.95     6.54     7.01**
 Portfolio turnover rate
  (%)....................         105**     169      242      277      344      273**
 Without giving effect to
  voluntary expense
  limitations:
 The ratios of operating
  expenses to average net
  assets would have
  been (%)...............        1.19**    1.22     1.22     1.29     2.01     2.39**
 Net investment income
  per share would have
  been...................     $  0.32** $  0.64  $  0.62  $  0.61  $  0.54   $ 0.32

-----------
 * Commencement of operations.
** Computed on an annualized basis.

NOTE: Further information about each Fund's performance is contained in the Funds' semiannual and annual reports to shareholders, which may be ob-tained without charge.

                                   THE TRUST

  Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBJECTIVES AND POLICIES

LOOMIS SAYLES BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks. At least 65% of the Fund's total assets will normally be invested in bonds. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, collateralized mortgage obligations ("CMOs"), asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

  The Fund may invest any portion of its assets in securities of Canadian issuers, and up to 20% of its assets in securities of other foreign issuers. The Fund may also invest up to 35% of its assets in securities of below investment grade quality (commonly known as "junk bonds"). Securities of below investment grade quality are securities rated below the top four rating categories by each major rating agency that has rated the security, including securities in the lowest rating categories, and unrated securities that Loomis Sayles determines to be of comparable quality.

  The percentages of the Fund's assets invested as of December 31, 1995 in securities assigned to the various rating categories by Standard & Poor's and Moody's Investors Service, Inc. ("Moody's") were as follows: "AAA"/"Aaa"-- 13.2%; "AA"/"Aa"--9.2%; "A"/"A"--10.9%; "BBB"/"Baa"--32.3%; "BB"/"Ba"--12.0%;
"B"/"B"--12.7%; "CCC"/"Caa"--9.7%.

LOOMIS SAYLES GLOBAL BOND FUND

  The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.

  The Fund seeks to achieve its objective by investing primarily in investment grade fixed income securities denominated in various currencies, including U.S. dollars, or in multicurrency units. Under normal conditions, the Fund will invest at least 65% of its total assets in fixed income securities of issuers from at least three countries, which may include the United States, and no more than 40% of its assets in issuers headquartered in any one country. However, up to 100% of the Fund's assets may be denominated in U.S. dollars. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions.

LOOMIS SAYLES HIGH YIELD FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in preferred stocks and up to 10% of its assets may be invested in common stocks. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers.

  The Fund will normally invest at least 65% of its assets in fixed income securities of below investment grade quality (commonly referred to as "junk bonds").

LOOMIS SAYLES INTERMEDIATE MATURITY BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 90% of its assets in fixed income securities of investment grade quality and to maintain an average dollar weighted maturity of between three and ten years. For purposes of the 90% test, a security will be treated as being of investment grade quality if it is rated by at least one major rating agency in one of its top four rating categories at the time of purchase or, if unrated, is determined by Loomis Sayles to be of comparable quality. The Fund may also invest up to 10% of its assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions, and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers.

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by normally investing at least 65% of its total assets in fixed income securities of investment grade quality. Up to 20% of the Fund's total assets may be invested in preferred stocks. The Fund may also invest up to 10% of its assets in fixed income securities of below investment grade quality (commonly known as "junk bonds"). The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions, swap transactions and securities lending. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in the securities of other foreign issuers.

LOOMIS SAYLES MUNICIPAL BOND FUND

  The Fund's investment objective is as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in securities the income from which is, in the opinion of issuer's counsel at the time of issuance, exempt from federal income tax ("tax exempt securities"). It is a fundamental policy of the Fund that, during periods of normal market conditions, at least 80% of its net assets will be invested in tax exempt securities. Normally at least 80% of its assets will be invested in issues rated in the three highest rating categories by at least one of the major rating agencies (or in unrated securities determined by Loomis Sayles to be of comparable quality), and at least 65% of its assets will be invested in bonds. All issues will be rated in the four highest rating categories by at least one major rating agency (or, if unrated, will be of comparable quality as determined by Loomis Sayles) at the time of purchase.

LOOMIS SAYLES SHORT-TERM BOND FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation with relatively low fluctuation in net asset value.

  The Fund seeks to achieve its objective by normally investing substantially all of its assets in fixed income securities, although up to 20% of its assets may be invested in non-convertible preferred stock. At least 65% of the Fund's total assets will normally be invested in bonds with a remaining maturity of 5 years or less. The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, CMOs, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, repurchase transactions, foreign currency hedging transactions and swap transactions. The Fund may invest up to 20% of its assets in securities of foreign issuers.

  In an effort to minimize fluctuations in market value, the Fund is expected to maintain an average dollar-weighted maturity of between one and three years.

LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND

  The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

  The Fund seeks to achieve its objective by investing substantially all its assets in securities issued or guaranteed by the U.S. Government or its authorities, agencies or instrumentalities ("U.S. Government Securities"), including CMOs, and in certificates representing undivided interests in the interest or principal of U.S. Treasury securities. At least 65% of the Fund's total assets will normally be invested in U.S. Government Securities.

ALL FUNDS

  For temporary defensive purposes, each Fund may invest any portion of its assets in fixed income securities, cash or any other securities deemed appropriate by Loomis Sayles.

  Except for each Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of each Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
                            AND RISK CONSIDERATIONS

DEBT AND OTHER FIXED INCOME SECURITIES

  Each of the Funds may invest in fixed income securities of any maturity, although the Short-Term Bond Fund expects to maintain an average weighted maturity of less than three years, and the Intermediate Maturity Bond Fund expects to maintain an average weighted maturity of between three and ten years. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

  Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

U.S. GOVERNMENT SECURITIES

  U.S. Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States.

  Although U.S. Government Securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government Securities do go up and down as interest rates change. Thus, for example, the value of an investment in a Fund that holds U.S. Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities tend to be lower than those on corporate securities of comparable maturities.

  Some U.S. Government Securities, such as Government National Mortgage Association Certificates ("GNMA"), are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government Securities are passed through to the holders of the security. If a Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.

  In addition to investing directly in U.S. Government Securities, the Funds may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities. These investment instruments may be highly volatile. For purposes of its policy of normally investing at least 65% of its total assets in U.S. Government Securities, the U.S. Government Securities Fund will not treat a strip as a U.S. Government Security unless the strip itself is directly issued or guaranteed by the U.S. Government or an agency, authority or instrumentality thereof.

TAX EXEMPT SECURITIES

  Issuers of tax exempt securities may make interest and principal payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax, such as a property tax, or
(3) a particular facility or project, such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. The interest on tax exempt securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.

LOWER RATED FIXED INCOME SECURITIES

  Each Fund (other than the Municipal Bond and U.S. Government Securities Funds) may invest a portion of its assets in securities rated below investment grade (commonly referred to as "junk bonds"). The Bond Fund may invest up to 35%, the Global Bond and Short-Term Bond Funds each may invest up to 20%, the Investment Grade Bond and Intermediate Maturity Bond Funds each may invest up to 10% and the High Yield Fund will normally invest at least 65% of its assets in such securities. For purposes of the foregoing percentages, a security will be treated as being of investment grade quality if at the time a Fund acquires it at least one major rating agency has rated the security in its top four rating categories (even if another such agency has issued a lower rating), or if the security is unrated but Loomis Sayles determines it to be of investment grade quality. Lower rated fixed income securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in lower rated fixed income securities may be more dependent on Loomis Sayles' own credit analysis than is the case with higher quality bonds. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics.

  For more information about the ratings services' descriptions of the various rating categories, see Appendix A.

COMMON STOCKS AND OTHER EQUITY SECURITIES

  Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

ZERO COUPON SECURITIES

  Each Fund may invest in "zero coupon" fixed income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus the Fund may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity.

MORTGAGE-BACKED SECURITIES

  All of the Funds (except the Municipal Bond Fund) may invest in mortgage-backed securities, such as GNMA or Federal National Mortgage Association certificates, which differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will increase yield to maturity. If a Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

COLLATERALIZED MORTGAGE OBLIGATIONS

  All of the Funds (except the Municipal Bond Fund) may invest in CMOs. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, the early retirement of a particular class or series of CMOs held by a Fund could involve the loss of any premium the Fund paid when it acquired the investment and could result in the Fund's reinvesting the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

ASSET-BACKED SECURITIES

  All of the Funds (except the Municipal Bond and U.S. Government Securities Funds) may invest in asset-backed securities. Through the use of trusts and special purpose corporations, automobile and credit card receivables are securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

WHEN-ISSUED SECURITIES

  Each Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

RULE 144A SECURITIES

  Each Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

  Each Fund (except the Municipal Bond and U.S. Government Securities Funds) may invest in securities of issuers organized or headquartered outside the United States ("foreign securities"). The Short-Term Bond Fund will not purchase a foreign security if, as a result, the Fund's holdings of foreign securities would exceed 20% of the Fund's total assets. Each of the Bond, Intermediate Maturity Bond and Investment Grade Bond Funds may each invest any portion of its assets in securities of Canadian issuers, but will not purchase foreign securities other than those of Canadian issuers if, as a result, such Fund's holdings of non-U.S. and non-Canadian securities would exceed 20% of the Fund's total assets. The High Yield Fund may invest any portion of its assets in securities of Canadian issuers and up to 50% of its assets in the securities of other foreign issuers.

  Although investing in foreign securities may increase a Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

  A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

  Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

  In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

  In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

  The Funds may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

  Foreign currency transactions involve costs and may result in losses. In addition, each Fund's ability to engage in currency hedging transactions may be limited by tax considerations.

SWAP TRANSACTIONS

  The Funds may enter into interest rate or currency swaps. The Funds will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

OPTIONS AND FUTURES TRANSACTIONS

  The Funds (except the Municipal Bond and U.S. Government Securities Funds) may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Funds may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

  Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

  A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

  The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate up or down based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank certain assets in amounts sufficient at all times to satisfy its obligations under options, futures and contracts.

  The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. A Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between the changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, each Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

  The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

REPURCHASE AGREEMENTS

  Each Fund may invest in repurchase agreements. In repurchase agreements, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

SECURITIES LENDING

  The Intermediate Maturity Bond and Investment Grade Bond Funds may lend their portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

  Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

                         THE FUNDS' INVESTMENT ADVISER

  The Funds' investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. Loomis Sayles' general partner is indirectly owned by New England Investment Companies, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company.

  In addition to selecting and reviewing the Funds' investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Funds' board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

  As of December 20, 1996, the Loomis-Sayles Funded Pension Plan owned 27% of the Global Bond Fund. This shareholder may be deemed to control the Fund.

  Daniel J. Fuss, President of the Trust and Executive Vice President of Loomis Sayles, has served as the portfolio manager of the Bond Fund since its commencement of investment operations in 1991, as the portfolio manager of the High Yield Fund since its commencement of investment operations in 1996, and as the portfolio manager of the Investment Grade Bond Fund since its commencement of investment operations in 1997. Kathleen C. Gaffney has served as associate portfolio manager of the High Yield Fund since its commencement of investment operations in 1996. E. John deBeer, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Global Bond Fund since its commencement of investment operations in 1991. Anthony J. Wilkins, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Intermediate Maturity Bond Fund since its commencement of investment operations in 1997. Martha F. Hodgman, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Municipal Bond Fund since May 1993. John Hyll, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the Short-Term Bond Fund since its commencement of investment operations in 1992. Kent P. Newmark, Vice President of the Trust and of Loomis Sayles, has served as the portfolio manager of the U.S. Government Securities Fund since its commencement of investment operations in 1991. Each of the foregoing has been employed by Loomis Sayles for at least five years.

                                 FUND EXPENSES

  Each Fund pays Loomis Sayles a monthly investment advisory fee. This fee is at the following annual percentage rate of the Fund's average daily net assets:

FUND                                                                    FEE RATE
----                                                                    --------
Bond...................................................................   .60%
Global Bond............................................................   .60%
High Yield.............................................................   .60%
Intermediate Maturity Bond.............................................   .40%
Investment Grade Bond..................................................   .40%
Municipal Bond.........................................................   .40%
Short-Term Bond........................................................   .25%
U.S. Government Securities.............................................   .40%

  In addition to the investment advisory fee, each Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

  Loomis Sayles has voluntarily agreed, for an indefinite period, to reduce its advisory fees and/or bear other Fund expenses to the extent necessary to limit Fund total annual operating expenses to .75% of the average net assets of the Bond and High Yield Funds, to .90% of the average net assets of the Global Bond Fund, to .55% of the average net assets of the Intermediate Grade Bond and the Investment Grade Bond Funds, to .50% of the average net assets of the Short Term Bond Fund, and to .60% of the average net assets of the U.S. Government Securities and Municipal Bond Funds. Loomis Sayles may change or terminate these voluntary arrangements at any time, but the Funds' Prospectus would be supplemented to describe the change.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee in an amount of up to .25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the customers' accounts with the Funds.

                            PORTFOLIO TRANSACTIONS

  Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Funds' assets. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may involve higher costs and higher levels of taxable gains. Although it is not possible to predict the portfolio turnover rate with certainty, Loomis Sayles does not expect the portfolio turnover rate of the High Yield, Intermediate Maturity Bond and Investment Grade Bond Funds to exceed 60%, 100%, and 60%, respectively.

  Loomis Sayles selects brokers and dealers to execute portfolio transactions for the Funds. Subject to seeking best price and execution, Loomis Sayles may allocate these transactions to brokers or dealers whose customers have invested in the Trust.

                            HOW TO PURCHASE SHARES

  An investor may make an initial purchase of shares of any Fund by submitting a completed application form and payment to:

      Boston Financial Data Services
      P.O. Box 8314
      Boston, Massachusetts 02266-8314
      Attn: Loomis Sayles Funds

  The minimum initial investment for the Institutional Class of each Fund's shares is $1 million in that Fund. However, this minimum investment does not apply to shareholders of any Fund (or any other fund that is a series of Loomis Sayles Funds) who have an account that has been in continuous existence since December 31, 1996 ("Original Shareholders"). Original Shareholders may open an Institutional Class account in another Fund with no minimum investment if they purchase the shares of the other Fund by exchanging Institutional Class shares of a Fund (or any other fund that is a series of Loomis Sayles Funds) in which they already own shares. Original Shareholders who hold their accounts through financial intermediaries may avoid minimum investment requirements only through this method. Original Shareholders whose accounts are held directly with BFDS may also open an Institutional Class account in a new Fund by investing a minimum of $2,500. For additional information regarding the eligibility of Original Shareholders to purchase Institutional Class shares, call the Distributor toll-free at 800-633-3330. A $2,500 minimum investment also applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. The minimum investment may be waived by Loomis Sayles in its sole discretion and will be waived for any new shareholder in the Loomis Sayles Funds who initially invests less than $1 million but signs a letter of intent stating the shareholder's intention to bring his or her balance to $1 million within six months of the initial purchase. Loomis Sayles reserves the right to redeem the accounts at net asset value of shareholders that have signed a letter of intent but fail to meet the minimum investment within the specified time or to waive any minimum investment in its sole discretion. Subsequent investments must be at least $50.

  Shares of any Fund may be purchased by (i) cash, (ii) exchanging securities on deposit with a custodian acceptable to Loomis Sayles or (iii) a combination of such securities and cash. Loomis Sayles will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Loomis Sayles, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended (the "Securities Act") or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by exchange of securities.

  In all cases Loomis Sayles reserves the right to reject any securities that are proposed for exchange. Securities accepted by Loomis Sayles in exchange for Fund shares will be valued in the same manner as the Fund's assets as described below as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. An investor who wishes to purchase shares by exchanging securities should obtain instructions by calling 1-800-633-3330.

  All purchases made by check should be in U.S. dollars and made payable to the Loomis Sayles Funds or, in the case of a retirement account, the custodian or trustee. Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

  Upon acceptance of an investor's order, Boston Financial Data Services, Inc. ("BFDS"), the shareholder servicing agent for State Street Bank and Trust Company ("State Street Bank"), opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

  After an account has been established, an investor may send subsequent investments at any time directly to BFDS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

  Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "$ amount, STATE STREET BOS ATTN Mutual Funds. Credit Fund (Fund Name and Institutional Class), DDA #9904-622-9, Shareholder Name, Shareholder Account Number." A bank may charge a fee for transmitting funds by wire.

  Each Fund and the Distributor reserves the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or Distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

  The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of each Fund are sold with no sales charge. The net asset value of each Fund's shares is calculated once daily as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

  The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

  Each Fund, except for the Municipal Bond and U.S. Government Securities Funds, also offers a Retail Class of shares that has a $250,000 investment minimum and bears higher expenses. Because of its lower expenses, the Institutional Class of shares of each Fund is expected to have a higher total return than the Retail Class of shares.

                             SHAREHOLDER SERVICES

  The Funds offer the following shareholder services, which are more fully described in the Statement of Additional Information. Explanations and forms are available from BFDS. Telephone redemption and exchange privileges will be established automatically when an investor opens an account unless an investor elects on the application to decline the privileges. Other privileges must be specifically elected. A signature guarantee will be required to establish a privilege after an account is opened.

  FREE EXCHANGE PRIVILEGE. Institutional Class shares of any Fund may be exchanged for Institutional Class shares of any other Fund (or any other fund that is or series of Loomis Sayles Funds and that offers Institutional Class shares) or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles. Exchanges may be made by written instructions or by telephone, unless an investor elected on the application to decline telephone exchange privileges. The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. Exchanges of shares of the High Yield Fund purchased within one year before such exchanges will be subject to a redemption fee of 2.00% of the amount exchanged. For purposes of determining whether a redemption fee is payable with respect to shares of the High Yield Fund purchased by exchange of shares of another Fund, the one-year period shall be deemed to begin on the date of such purchase by exchange.

  RETIREMENT PLANS. The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. Loomis Sayles makes available retirement plan forms for IRAs.

  SYSTEMATIC WITHDRAWAL PLAN. If the value of an account is at least $25,000, an investor may have periodic cash withdrawals automatically paid to the investor or any person designated by the investor.

  AUTOMATIC INVESTMENT PLAN. Voluntary monthly investments of at least $50 may be made automatically by pre-authorized withdrawals from an investor's checking account.

                             HOW TO REDEEM SHARES

  An investor can redeem shares by sending a written request to Boston Financial Data Services, Inc., P.O. Box 8314, Boston, Massachusetts 02266. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling BFDS at 800-626-9390. Proceeds resulting from a telephone redemption request can be wired to an investor's bank account or sent by check in the name of the registered owners to their record address.

  The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Shareholders requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

  If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or
(4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, the investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

  If an investor has requested certificates for the investment, the investor must enclose the certificates and a properly completed redemption form or stock power. The Funds recommend that certificates be sent by registered mail.

  When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by BFDS prior to the close of regular trading on the New York Stock Exchange. If an investor telephones a request to BFDS after the Exchange closes or on a day when the Exchange is not open for business, BFDS cannot accept the request and a new one will be necessary.

  If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless an investor indicates otherwise on the account application, BFDS will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide BFDS with the investor's account registration and address as it appears on the records of State Street Bank. BFDS will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, BFDS, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For information, consult BFDS. In times of heavy market activity, an investor who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BFDS in proper form, less, in the case of the High Yield Fund, a redemption fee of 2.00% of the amount redeemed with respect to shares of that Fund purchased within one (1) year of such redemption. Loomis Sayles, in its discretion, may waive the 2.00% redemption fee with respect to shares of the High Yield Fund.

  Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

  Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers own shares of the Funds a continuing fee in an amount of up to 0.25% annually of the value of Fund shares held for those customers' accounts. These fees are paid by Loomis Sayles out of its own assets and are not assessed against the customers' accounts with the Funds.

                    CALCULATION OF PERFORMANCE INFORMATION

  The Funds' investment performance may from time to time be included in advertisements about the Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

  For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.

  Yield is based on the price of the shares but does not reflect any redemption fee in the case of the High Yield Fund.

  "Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

  The Bond, High Yield, U.S. Government Securities, Investment Grade Bond, and Intermediate Maturity Bond Funds declare and pay dividends quarterly; the Global Bond Fund declares and pays its net investment income to shareholders as dividends annually; the Municipal Bond and Short-Term Bond Funds declare dividends daily and make payments monthly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Funds declare or pay dividends.

  Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless an investor has elected to receive cash.

  Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as a Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

  Except in the case of income dividends from tax exempt bond interest paid by the Municipal Bond Fund (see below), an investor's income dividends and short term capital gain distributions are taxable as ordinary income whether distributed in cash or additional shares. Long-term capital gain distributions from all Funds are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

  Each Fund (except the Municipal Bond Fund in the case of designated exempt-interest dividends, as described below) is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that he or she is not subject to such withholding.

  Dividends derived from interest on U.S. Government securities may be exempt from state and local taxes.

  State Street Bank will send investors and the IRS an annual statement detailing federal tax information, including information about dividends and distributions paid during the preceding year. An investor should keep this statement as a permanent record. A fee may be charged for any duplicate information requested.

MUNICIPAL BOND FUND

  Certain designated dividends paid by the Municipal Bond Fund that are derived from interest on tax exempt bonds ("exempt-interest dividends") may be excluded from gross income on federal tax returns. However, if an investor receives social security or railroad retirement benefits, the investor may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, tax exempt income may be taken into account for the federal alternative minimum tax.

  Other dividends and short term capital gains, if any, are taxable to the investor as ordinary income whether received in cash or additional shares. Distributions of long-term capital gains are taxable as long-term capital gains whether distributed in cash or additional shares, regardless of how long an investor has held the shares.

  If at least 95% of the Fund's dividends are designated as exempt-interest dividends, federal back-up withholding rules do not apply with respect to such dividends.

  The federal exemption for exempt-interest dividends does not result in exemption from state and local taxes. Distributions of exempt-interest dividends may be exempt from local and state taxation to the extent they are derived from the state or locality in which the investor resides. The Fund will report annually on a state-by-state basis the source of income the Fund received on tax exempt bonds that was paid out as dividends during the preceding year.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

                                                                     APPENDIX A

                    DESCRIPTION OF BOND RATINGS ASSIGNED BY
                             STANDARD & POOR'S AND
                        MOODY'S INVESTORS SERVICE, INC.

STANDARD & POOR'S

                                      AAA

  This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                      AA

  Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                       A

  Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                      BBB

  Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                                BB, B, CCC, CC

  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       C

  The rating C is reserved for income bonds on which no interest is being paid.

                                       D

  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

  Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                      Aaa

  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      Aa

  Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                       A

  Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                      Baa

  Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                      Ba

  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa

  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      Ca

  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Should no rating be assigned by Moody's, the reason may be one of the following:

 1. An application for rating was not received or accepted.

 2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

 3. There is a lack of essential data pertaining to the issue or issuer.

 4. The issue was privately placed in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

INVESTMENT ADVISER Loomis, Sayles &
Company, L.P. One Financial Center Boston,
Massachusetts 02111

DISTRIBUTOR Loomis Sayles Distributors,
L.P. One Financial Center Boston,
Massachusetts 02111

TRANSFER AND DIVIDEND PAYING AGENT AND
CUSTODIAN OF ASSETS State Street Bank and
Trust Company Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT FOR STATE
STREET BANK AND TRUST COMPANY Boston
Financial Data Services, Inc. P.O. Box 8314
Boston, Massachusetts 02266

LEGAL COUNSEL Ropes & Gray One
International Place Boston, Massachusetts
02110

INDEPENDENT ACCOUNTANTS Coopers & Lybrand
L.L.P. One Post Office Square Boston,
Massachusetts 02109

                  [LOGO OF LOOMIS SAYLES FUNDS APPEARS HERE]